Eventide Gilead Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Fair Value

	COMMON STOCK - 78.5%
	ADVERTISING - 4.0%
481,000	Trade Desk, Inc. [1]	$95,213,950

	AUTO PARTS & EQUIPMENT - 3.9%
257,000	Aptiv PLC	20,428,930
184,000	Lear Corp.	24,970,640
587,000	Magna International, Inc.	28,581,030
134,000	WABCO Holdings, Inc. [1]	17,665,220
		91,645,820
	BIOTECHNOLOGY - 6.2%
208,638	Bluebird Bio, Inc. [1]	32,825,016
1,595,786	Magenta Therapeutics, Inc. [1]	26,282,595
480,000	Sage Therapeutics, Inc. [1]	76,344,000
879,523	Stemline Therapeutics, Inc. [1]	11,301,871
		146,753,482
	BUILDING MATERIALS - 2.9%
144,000	Lennox International, Inc.	38,073,600
259,000	Vulcan Materials Co.	30,665,600
		68,739,200
	COMMERCIAL SERVICES - 1.4%
111,000	Cintas Corp.	22,434,210
289,000	Macquarie Infrastructure Corp.	11,912,580
		34,346,790
	COMPUTERS - 1.0%
420,000	Varonis Systems, Inc. [1]	25,044,600

	DISTRIBUTION/WHOLESALE - 1.3%
610,000	KAR Auction Services, Inc.	31,299,100

	ELECTRIC - 0.6%
736,000	Atlantica Yield PLC	14,322,560

	ELECTRONICS - 1.5%
48,000	Mettler-Toledo International, Inc. [1]	34,704,000

	ENERGY-ALTERNATE SOURCES - 0.9%
970,000	Pattern Energy Group, Inc.	21,340,000

	ENVIRONMENTAL CONTROL - 2.2%
602,000	Waste Connections, Inc.	53,331,180

	FOOD - 0.6%
4,300,540	SunOpta, Inc. [1]	14,879,868

	INTERNET - 6.7%
150,000	Okta, Inc. [1]	12,409,500
212,000	Palo Alto Networks, Inc. [1]	51,490,560
158,000	Proofpoint, Inc. [1]	19,185,940
514,777	Wayfair, Inc. [1]	76,418,646
		159,504,646
	IRON/STEEL - 1.1%
754,000	Steel Dynamics, Inc.	26,593,580

Eventide Gilead Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Shares		Fair Value

	COMMON STOCK - 78.5% (Continued)
	MACHINERY-DIVERSIFIED - 3.9%
177,000	Roper Technologies, Inc.	$60,528,690
397,000	Xylem, Inc.	31,378,880
		91,907,570
	PHARMACEUTICALS - 15.5%
1,300,000	Aimmune Therapeutics, Inc. [1]	29,055,000
1,123,000	Ascendis Pharma A/S - ADR 1,	132,177,100
1,344,376	Collegium Pharmaceutical, Inc. [1]	20,353,853
164,450	Entasis Therapeutics Holdings, Inc. [1]	1,110,860
248,974	Essa Pharma, Inc. [1,2,3]	853,981
797,144	Momenta Pharmaceuticals, Inc. [1]	11,582,502
1,470,218	Myovant Sciences Ltd. [1]	35,094,104
505,000	Sarepta Therapeutics, Inc. [1]	60,190,950
278,700	uniQure [1]	16,624,455
1,121,000	Zogenix, Inc. [1]	61,666,210
		368,709,015
	RETAIL - 2.6%
565,000	Lowe's Cos., Inc.	61,850,550

	SEMICONDUCTORS - 4.1%
172,000	ASML Holding - ADR	32,344,600
555,000	Inphi Corp. [1]	24,275,700
227,000	Lam Research Corp.	40,635,270
		97,255,570
	SOFTWARE - 14.7%
628,000	Altair Engineering, Inc. [1]	23,116,680
811,000	Five9, Inc. [1]	42,845,130
317,000	HubSpot, Inc. [1]	52,688,570
515,000	Instructure, Inc. [1]	24,266,800
141,000	Paycom Software, Inc. [1]	26,667,330
428,000	Splunk, Inc. [1]	53,328,800
388,033	Talend SA [1]	19,622,829
827,000	Twilio, Inc. [1]	106,831,860
		349,367,999
	TELECOMMUNICATIONS - 1.6%
117,000	Arista Networks, Inc. [1]	36,791,820

	TRANSPORTATION - 1.8%
788,000	XPO Logistics, Inc. [1]	42,347,120

	TOTAL COMMON STOCK (Cost $1,203,740,499)	1,865,948,420

	LIMITED PARTNERSHIPS - 1.4%
	ENERGY-ALTERNATIVE SOURCES - 1.4%
735,000	NextEra Energy Partners LP	34,280,400
	TOTAL LIMITED PARTNERSHIPS (Cost $20,723,054)	34,280,400

	PREFERRED STOCK - 2.3%
	PHARMACEUTICALS - 2.3%
133,156	Beta Bionic Series B [1,2,4,5,6]	19,000,030
426,152	Entasis Therapeutics Holdings, Inc. [1,2,4,5,6]	2,734,724
539,806	Magenta Therapeutics, Inc. [1,2,3,4,5,6]	8,446,075
3,982,940	Peloton Therapeutics, Inc. [1,2,4,5,6]	14,416,251
7,263,746	Pliant Therapeutics Series B [1,2,3,4,5,6]	9,499,999
	TOTAL PREFERRED STOCK (Cost $57,800,142)	54,097,079

Eventide Gilead Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Shares		Fair Value

	WARRANTS - 0.0%
370,000	ESSA Pharma, Inc. [1,2,3,4]	$868,760
	TOTAL WARRANTS (Cost $1,480,000)	868,760

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 2.6%
300,000	Crown Castle International Corp.	38,400,000
80,000	Extra Space Storage, Inc.	8,152,800
635,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	16,281,400
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $40,777,904)	62,834,200

	SHORT-TERM INVESTMENTS - 0.5%
10,579,677	Fidelity Investments Money Market Fund - Institutional Class, 2.30% [7]	10,579,677
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,579,677)	10,579,677

	TOTAL INVESTMENTS - 85.3% (Cost $1,335,101,276)	$2,028,608,536
	OTHER ASSETS IN EXCESS OF LIABILITIES - 14.7	350,252,938
	TOTAL NET ASSETS - 100.0%	$2,378,861,474

ADR- American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
1. Non-Income producing security.
2. Illiquid security. As of March 31, 2019, represented 2.35% of Total Net Assets. See Note 5.
3. Affiliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.
4. Security fair valued as of March 31, 2019 in accordance with the procedures approved by the Board of Trustees. Total value of all such securities as March 31, 2019 amounted to $54,965,839, which represents approximately 2.31% of net assets of the Fund.
5. Private investment.
6. Restricted security. See Note 6.
7. Interest rate reflects seven-day effective yield on March 31, 2019.

Eventide Global Dividend Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Fair Value

	COMMON STOCK - 70.4%
	AGRICULTURE - 1.8%
4,700	Bunge Ltd.	$249,429

	AUTO MANUFACTURERS - 3.5%
12,500	Honda Motor Co. Ltd. - ADR	339,625
6,100	NFI Group, Inc.	151,341
		490,966
	AUTO PARTS & EQUIPMENT - 5.8%
4,000	Aptiv PLC	317,960
12,000	Cie Generale des Etablissements Michelin SCA - ADR	283,380
4,200	Magna International, Inc.	204,498
		805,838
	BANKS - 3.0%
13,000	First Hawaiian, Inc.	338,650
10,000	Nordea Bank AB - ADR	77,000
		415,650
	BUILDING MATERIALS - 2.3%
8,500	Johnson Controls International PLC	313,990

	COMPUTERS - 1.0%
3,000	Western Digital Corp.	144,180

	ELECTRIC - 14.8%
21,000	Atlantica Yield PLC	408,660
13,500	Brookfield Renewable Partners LP	431,325
65,000	Cia Energetica de Minas Gerais - ADR	232,050
6,000	Clearway Energy, Inc.	90,660
2,000	EDP - Energias de Portugal - ADR	78,870
19,600	EDP Renovaveis SA	187,670
26,500	Hydro One Ltd. [1]	411,797
20,000	Red Electrica Corp. - ADR	212,400
		2,053,432
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.7%
24,000	Schneider Electric SE - ADR	375,600

	ELECTRONICS - 3.2%
24,000	ABB Ltd. - ADR	452,880

	ENERGY-ALTERNATE SOURCES - 6.6%
10,000	Pattern Energy Group, Inc.	220,000
30,000	TerraForm Power, Inc.	412,200
10,500	Vestas Wind Systems - ADR	294,735
		926,935
	ENGINEERING & CONSTRUCTION - 2.6%
15,000	Vinci SA - ADR	364,200

	ENVIORNMENTAL CONTROL - 1.5%
12,000	Covanta Holding Corp.	207,720

	INSURANCE - 4.4%
17,000	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen - ADR	402,475
10,500	NN Group NV - ADR	217,612
		620,087
	MACHINERY-DIVERSIFIED - 1.7%
13,591	FANUC Corp. - ADR	231,591

Eventide Global Dividend Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Shares		Fair Value

	COMMON STOCK - 70.4% (Continued)
	MISCELLANEOUS MANUFACTURING - 3.1%
4,100	Eaton Corp. PLC	$330,296
1,000	Ingersoll-Rand PLC	107,950
		438,246
	OFFICE FURNISHINGS - 2.8%
11,000	Herman Miller, Inc. - ADR	386,980

	RETAIL - 1.0%
21,000	Kingfisher PLC	130,095

	SEMICONDUCTORS - 5.8%
1,000	ASML Holding NV - ADR	188,050
2,000	NXP Semiconductors NV	176,780
11,000	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	450,560
		815,390
	TELECOMMUNICATIONS - 2.8%
33,000	Nokia OYJ - ADR	188,760
21,500	Telefonaktiebolaget LM Ericsson - ADR	197,370
		386,130
	TOTAL COMMON STOCK (Cost $10,102,977)	9,809,339

	LIMITED PARTNERSHIPS - 2.8%
	ENERGY-ALTERNATIVE SOURCES - 2.8%
8,500	NextEra Energy Partners LP	396,440
	TOTAL LIMITED PARTNERSHIPS (Cost $341,971)	396,440

	PREFERRED STOCK - 1.8%
	AGRICULTURE - 1.8%
2,500	Bunge Ltd.	247,500
	TOTAL PREFERRED STOCK (Cost $252,523)	247,500

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 11.7%
2,000	Alexandria Real Estate Equities, Inc.	285,120
10,500	Brandywine Realty Trust	166,530
15,000	British Land Co. PLC	117,000
320	Crown Castle International Corp.	379,136
9,000	Granite Point Mortgage Trust, Inc.	167,130
13,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	333,320
2,500	Prologis, Inc.	179,875
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $1,469,636)	1,628,111

	SHORT-TERM INVESTMENT - 0.7%
100,449	Fidelity Investments Money Market Fund - Institutional Class, 2.30% [2]	100,449
	TOTAL SHORT-TERM INVESTMENT (Cost $100,449)

	TOTAL INVESTMENTS - 87.4% (Cost $12,267,556)	$12,181,839
	OTHER ASSETS IN EXCESS OF LIABILITIES - 12.6%	1,751,582
	TOTAL NET ASSETS - 100.0%	$13,933,420
ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
1. 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 2.96% of total net assets. The securities may be resold in transactions exempt from registration typically only to a qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
2. Interest rate reflects seven-day effective yield on March 31, 2019.

Eventide Healthcare & Life Sciences Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Fair Value

	COMMON STOCK - 89.5%
	BIOTECHNOLOGY - 44.9%
128,900	Acceleron Pharma, Inc. [1]	$6,002,873
1,146,580	Adverum Biotechnologies, Inc. [1]	6,008,079
1,615,000	Amicus Therapeutics, Inc. [1]	21,964,000
153,000	Argenx SE - ADR [1]	19,100,520
2,100,000	ArQule, Inc. [1]	10,059,000
928,891	AvroBio, Inc. [1]	20,482,046
499,000	Audentes Therapeutics, Inc. [1]	19,470,980
493,000	BioHaven Pharmaceutical Holding Co. Ltd. [1]	25,374,710
86,000	Bluebird Bio, Inc. [1]	13,530,380
462,000	Blueprint Medicines Corp. [1]	36,983,100
600,000	Cerecor, Inc. [1]	3,504,000
384,000	Crinetics Pharmaceuticals, Inc. [1]	8,739,840
140,000	Exact Sciences Corp. [1]	12,126,800
1,412,000	Immunomedics, Inc. [1]	27,124,520
205,000	Intercept Pharmaceuticals, Inc. [1]	22,931,300
319,000	Kiniksa Pharmaceuticals Ltd. [1]	5,761,140
485,000	MacroGenics, Inc. [1]	8,720,300
436,364	Magenta Therapeutics, Inc. [1]	7,186,915
335,000	Medicines Co. [1]	9,363,250
270,000	Orchard Therapeutics plc - ADR [1]	4,827,600
325,000	Sage Therapeutics, Inc. [1]	51,691,250
730,000	Stemline Therapeutics, Inc. [1]	9,380,500
5,965,455	Sunesis Pharmaceuticals, Inc. [1]	7,248,028
400,000	Synthorx, Inc. [1]	8,148,000
669,000	Urovant Sciences Ltd. [1]	6,723,450
1,850,000	VBI Vaccines, Inc. [1]	3,459,500
930,000	Veracyte, Inc. [1]	23,268,600
26,000	Vertex Pharmaceuticals, Inc. [1]	4,782,700
1,757,000	Viking Therapeutics, Inc. [1]	17,464,580
170,400	WaVe Life Sciences, Ltd. [1]	6,620,040
620,691	Xenon Pharmaceuticals, Inc. [1]	6,306,220
		434,354,221
	HEALTHCARE-PRODUCTS - 0.7%
110,000	Repligen Corp. [1]	6,498,800

	PHARMACEUTICALS - 43.9%
662,000	Aimmune Therapeutics, Inc. [1]	14,795,700
800,000	ARYA Sciences Acquisition Corp. [1,3]	8,280,000
575,648	Ascendis Pharma A/S [1]	67,753,770
462,852	Catalyst Biosciences, Inc. [1]	3,753,730
863,234	Collegium Pharmaceutical, Inc. [1]	13,069,363
228,063	Entasis Therapeutics Holdings, Inc. [1]	1,540,566
232,996	Essa Pharma, Inc. [1,2,3]	799,177
720,000	Fennec Pharmaceuticals, Inc. [1]	3,492,000
173,000	Galapagos NV [1]	20,375,940
367,000	Global Blood Therapeutics, Inc. [1]	19,425,310
93,006	GW Pharmaceuticals PLC [1]	15,678,021
275,000	InflaRx NV [1]	10,392,250
900,000	KalVista Pharmaceuticals, Inc. [1,3]	25,758,000
1,236,000	Momenta Pharmaceuticals, Inc. [1]	17,959,080
437,000	MyoKardia, Inc. [1]	22,719,630
998,803	Myovant Sciences Ltd. [1]	23,841,428
270,000	Neurocrine Biosciences, Inc. [1]	23,787,000
359,900	Ra Pharmaceuticals, Inc. [1]	8,061,760
708,600	Rocket Pharmaceuticals, Inc. [1]	12,428,844

Eventide Healthcare & Life Sciences Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Shares		Fair Value

	COMMON STOCK - 89.5% (Continued)
	PHARMACEUTICALS - 43.9% (Continued)
340,168	Sarepta Therapeutics, Inc. [1]	$40,544,624
525,000	Sutro Biopharma, Inc. [1]	5,979,750
260,000	uniQure NV [1]	15,509,000
203,000	Xencor, Inc. [1]	6,305,180
774,000	Zogenix, Inc. [1]	42,577,740
		424,827,863
	TOTAL COMMON STOCK (Cost $629,594,841)	865,680,884

	PREFERRED STOCK - 4.9%
	PHARMACEUTICALS - 4.9%
66,578	Beta Bionic Series B [1,2,4,5,6]	9,500,015
60,876	Entasis Therapeutics Holdings, Inc. [1,2,4,5,6]	390,656
5,000,000	Goldfinch Biopharma, Inc. [1,2,4,5,6]	4,750,000
528,401	Karuna Pharmaceuticals, Inc. [1,2,4,5,6]	7,599,991
498,283	Magenta Therapeutics, Inc. [1,2,4,5,6]	7,796,385
1,528,871	Peloton Therapeutics, Inc. [1,2,4,5,6]	5,533,749
3,631,873	Pliant Therapeutics Series B [1,2,4,5,6]	4,750,000
719,895	Sutro Biopharma, Inc. [1,2,3,4,5,6]	7,789,624
		48,110,420
	TOTAL PREFERRED STOCK (Cost $47,700,115)	48,110,420

	WARRANTS - 0.1%
534,000	ESSA Pharma, Inc. [1,2,3,4]	1,253,832
	TOTAL WARRANTS (Cost $2,136,000)	1,253,832

	SHORT-TERM INVESTMENTS - 2.0%
3,053,695	Fidelity Investments Money Market Fund - Institutional Class, 2.30% [7]	3,053,695
15,183,472	Goldman Sachs Financial Square Funds Government Portfolio - Institutional Class, 2.32% [7]	15,183,472
	TOTAL SHORT-TERM INVESTMENTS (Cost $18,237,167)	18,237,167

	TOTAL INVESTMENTS - 96.5% (Cost $697,668,123)	$933,282,303
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.5%	33,954,026
	TOTAL NET ASSETS - 100.0%	$967,236,329
ADR - American Deospitary Receipt
PLC - Public Limited Company
1. Non-Income producing security.
2. Illiquid security. As of March 31, 2019 represented 5.19% of Total Net Assets.
3. Affiliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.
4. Security fair valued as of March 31, 2019 in accordance with the procedures approved by the Board of Trustees. Total value of all such securities as March 31, 2019 amounted to $49,364,252, which represents approximately 5.10% of net assets of the Fund.
5. Private investment.
6. Restricted security. See Note 6.
7. Interest rate reflects seven-day effective yield on March 31, 2019.

Eventide Limited-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019
Shares		Fair Value

	PREFERRED STOCK - 7.1%
	BANKS - 1.0%
7,566	State Street Corp., 5.25%, Perpetual	$185,064

	ELECTRIC - 1.9%
7,473	Interstate Power & Light Co., 5.10%, Perpetual	189,142
6,680	Southern Co., 6.25%, 10/15/2075	175,684
		364,826
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 3.1%
6,749	Annaly Capital Management, Inc., 7.63%, Perpetual	173,112
8,784	PS Business Parks, Inc., 5.25%, Perpetual	215,208
8,236	Public Storage, 5.38%, Perpetual	203,923
		592,243
	TRUCKING & LEASING - 1.1%
7,782	GATX Corp., 5.63%, 5/30/2066	200,853

	TOTAL PREFERRED STOCK (Cost $1,331,843)	1,342,986

Par Value

	CORPORATE BONDS - 39.1%
	BANKS - 5.0%
$200,000	Barclays PLC, 3.65%, 3/16/2025	195,660
250,000	BB&T Corp., 2.96%, 2/1/2021, Quarterly US LIBOR +0.2200% [1]	249,249
250,000	Capital One NA, 2.95%, 7/23/2021	250,910
250,000	Citigroup, Inc., 4.50%, 1/14/2022	260,856
		956,675
	BIOTECHNOLOGY - 1.3%
250,000	Celgene Corp., 2.88%, 2/19/2021	249,799

	COMMERCIAL SERVICES - 1.2%
230,000	Block Financial LLC, 4.13%, 10/1/2020	233,111

	COMPUTERS - 1.3%
250,000	Apple, Inc., 3.00%, 6/20/2027	249,130

	DIVERSIFIED FINANCIAL SERVICES - 1.1%
200,000	Legg Mason, Inc., 4.75%, 3/15/2026	206,863

	ELECTRICAL COMP & EQUIP - 1.3%
250,000	Emerson Electric Co., 2.63%, 12/1/2021	250,201

	FOOD - 1.3%
250,000	Kraft Heinz Foods Co., 2.80%, 7/2/2020	249,730

	FOREST PRODUCTS & PAPER - 1.6%
300,000	International Paper Co., 3.65%, 6/15/2024	308,569

	HOUSEWARES - 1.4%
250,000	Tupperware Brands Corp., 4.75%, 6/1/2021	256,402

	INSURANCE - 5.5%
250,000	American International Group, Inc., 4.88%, 6/1/2022	264,601
250,000	CNA Financial Corp., 3.95%, 5/15/2024	254,198
250,000	Fidelity National Financial, Inc., 5.50%, 9/1/2022	265,094
250,000	Primerica, Inc., 4.75%, 7/15/2022	263,226
		1,047,119
	OIL & GAS - 1.1%
200,000	Apache Corp., 3.63%, 2/1/2021	202,380

Eventide Limited-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019
Par Value		Fair Value

	CORPORATE BONDS - 39.1% (Continued)
	REAL ESTATE INVESTMENT TRUST (REITS) - 7.7%
$248,000	Boston Properties LP, 3.13%, 9/1/2023	$249,636
250,000	CubeSmart LP, 4.80%, 7/15/2022	261,216
250,000	Kimco Realty Corp., 3.20%, 5/1/2021	250,831
200,000	Prologis LP, 3.75%, 11/1/2025	209,238
250,000	Simon Property Group LP, 2.50%, 7/15/2021	249,407
250,000	Ventas Realty LP, 3.10%, 1/15/2023	250,105
		1,470,433
	RETAIL - 3.9%
250,000	AutoZone, Inc., 2.88%, 1/15/2023	248,900
250,000	AutoZone, Inc., 3.25%, 4/15/2025	248,081
250,000	Lowe's Cos, Inc., 3.12%, 4/15/2022	252,427
		749,408
	SEMICONDUCTORS - 1.3%
225,000	KLA-Tencor Corp., 4.65%, 11/1/2024	240,471

	SOFTWARE - 1.3%
250,000	Fiserv, Inc., 3.50%, 10/1/2022	253,356

	TELECOMMUNICATIONS - 1.4%
250,000	Verizon Communications, Inc., 3.88%, 2/8/2029	256,219

	TRANSPORTATION - 1.4%
250,000	Kansas City Southern, 3.85%, 11/15/2023	257,096

	TOTAL CORPORATE BONDS (Cost $7,355,221)	7,436,962

	MUNICIPAL BONDS - 7.4%
	DELAWARE - 0.2%
40,000	Delaware State Housing Authority, 2.75%, 12/1/2041	39,569

	ILLINOIS - 1.4%
265,000	Cook County Community High School District No 229 Oak Lawn, 3.00%, 12/1/2020	270,624

	KENTUCKY - 1.3%
250,000	Kentucky Housing Corp., 3.17%, 1/1/2020	250,945

	MASSACHUSETTS - 1.3%
60,000	Massachusetts Housing Finance Agency, 3.28%, 12/1/2020	60,678
180,000	Massachusetts Housing Finance Agency, 4.00%, 6/1/2039	188,052
		248,730
	MARYLAND - 0.1%
175,000	Maryland Community Development Administration, 3.24%, 9/1/2048	174,218

	PENNSYLVANIA - 1.1%
200,000	Pennsylvania Higher Educational Facilities Authority, 4.00%, 6/15/2023	209,599

	WASHINGTON - 1.3%
250,000	Port of Camas-Washougal WA, 2.00%, 12/1/2019	248,599

	TOTAL MUNICIPAL BONDS (Cost $1,439,387)	1,442,284

	AGENCY COLLATERAL CMO - 10.8%
182,912	Fannie Mae Interest Strip 416 A300, 3.00%, 11/25/2042	182,439
237,361	Fannie Mae REMICS 2012-99 AV, 3.00%, 8/25/2036	236,138
219,228	Fannie Mae REMICS 2012-112 DA, 3.00%, 10/25/2042	217,566
203,025	Fannie Mae REMICS 2012-120 PA, 3.50%, 10/25/2042	208,599
180,540	Fannie Mae REMICS 2012-134 VP, 3.00%, 10/25/2042	182,071
37,089	Fannie Mae REMICS 2013-41 AE, 2.00%, 7/25/2037	37,041
49,046	Fannie Mae REMICS 2013-124 BD, 2.50%, 12/25/2028	48,632
250,000	Fannie Mae REMICS 2015-67 QV, 3.00%, 12/25/2040	248,998
77,706	Freddie Mac REMICS 4280 AC, 2.25%, 2/15/2028	75,935
200,016	Freddie Mac REMICS 4447 PA, 3.00%, 12/15/2044	201,872
273,763	Freddie Mac REMICS 4751 AP, 3.00%, 6/15/2046	275,402
127,721	Government National Mortgage Association 2012-47 VA, 3.50%, 7/20/2023	130,609
	TOTAL AGENCY COLLATERAL CMO (Cost $2,065,897)	2,045,302

Eventide Limited-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019
Par Value		Fair Value

	ASSET BACKED SECURITIES - 6.0%
$192,813	FGLMC Collateral, 3.00%, 5/1/2046	$192,262
170,974	FGLMC Collateral, 3.50%, 5/1/2046	174,022
15,170	FHLMC Collateral, 4.35%, 9/1/2022, H15T1Y +2.0950% [1]	15,189
1,001	FHLMC Collateral, 4.64%, 1/1/2024, H15T1Y +2.1400% [1]	1,004
5,083	FHLMC Collateral, 4.85%, 1/1/2024, H15T1Y +2.3820% [1]	5,202
897	FHLMC Collateral, 4.13%, 5/1/2038, Monthly US LIBOR +1.7500% [1]	934
590	FNMA Collateral, 2.94%, 11/1/2020, COF 11 +1.8870% [1]	589
4,120	FNMA Collateral, 4.42%, 8/1/2034, H15T1Y +2.1700% [1]	4,188
180,158	FNMA Collateral, 3.00%, 6/1/2036	182,006
22,811	FNMA Collateral, 4.40%, 6/1/2036, Monthly US LIBOR +1.6510% [1]	23,875
56,618	FNMA Collateral, 4.49%, 6/1/2036, H15T1Y +2.1800% [1]	56,731
21,897	FNMA Collateral, 4.55%, 7/1/2036, Monthly US LIBOR +1.8920% [1]	23,094
18,401	FNMA Collateral, 4.72%, 3/1/2038, H15T1Y +2.2010% [1]	19,311
1,647	FNMA Collateral, 4.34%, 9/1/2038, Monthly US LIBOR +1.6140% [1]	1,710
190,235	FNMA Collateral, 3.00%, 5/1/2046	189,715
126	GNMA Collateral, 7.00%, 9/15/2023	132
612	GNMA Collateral, 7.50%, 12/15/2023	617
972	GNMA Collateral, 6.50%, 1/15/2024	1,067
645	GNMA Collateral, 7.00%, 2/15/2024	646
131	GNMA Collateral, 6.50%, 4/15/2026	144
6,508	GNMA Collateral, 7.00%, 4/15/2028	6,629
5,152	GNMA2 Collateral, 4.13%, 10/20/2022, H15T1Y +1.5000% [1]	5,163
17,601	GNMA2 Collateral, 3.38%, 1/20/2023, H15T1Y +1.5000% [1]	17,894
3,484	GNMA2 Collateral, 3.75%, 7/20/2023, H15T1Y +1.5000% [1]	3,559
3,255	GNMA2 Collateral, 3.75%, 8/20/2023, H15T1Y +1.5000% [1]	3,327
12,705	GNMA2 Collateral, 3.38%, 1/20/2024, H15T1Y +1.5000% [1]	12,967
2,422	GNMA2 Collateral, 3.38%, 2/20/2024, H15T1Y +1.5000% [1]	2,473
2,810	GNMA2 Collateral, 3.38%, 3/20/2024, H15T1Y +1.5000% [1]	2,869
1,330	GNMA2 Collateral, 3.63%, 4/20/2024, H15T1Y +1.5000% [1]	1,336
2,943	GNMA2 Collateral, 3.63%, 5/20/2024, H15T1Y +1.5000% [1]	3,005
2,529	GNMA2 Collateral, 3.75%, 9/20/2024, H15T1Y +1.5000% [1]	2,595
3,733	GNMA2 Collateral, 3.75%, 9/20/2024, H15T1Y +1.5000% [1]	3,830
3,243	GNMA2 Collateral, 4.13%, 12/20/2024, H15T1Y +1.5000% [1]	3,323
5,627	GNMA2 Collateral, 4.13%, 12/20/2024, H15T1Y +1.5000% [1]	5,676
13,373	GNMA2 Collateral, 3.38%, 2/20/2025, H15T1Y +1.5000% [1]	13,701
2,970	GNMA2 Collateral, 3.75%, 7/20/2025, H15T1Y +1.5000% [1]	3,055
10,452	GNMA2 Collateral, 3.75%, 9/20/2030, H15T1Y +1.5000% [1]	10,603
25,616	GNMA2 Collateral, 3.75%, 7/20/2031, H15T1Y +1.5000% [1]	26,641
29,034	GNMA2 Collateral, 3.38%, 1/20/2032, H15T1Y +1.5000% [1]	30,128
3,558	GNMA2 Collateral, 4.13%, 12/20/2032, H15T1Y +1.5000% [1]	3,691
35,516	GNMA2 Collateral, 4.13%, 10/20/2034, H15T1Y +1.5000% [1]	36,907
24,485	GNMA2 Collateral, 3.75%, 7/20/2036, H15T1Y +1.5000% [1]	25,137
24,383	GNMA2 Collateral, 3.75%, 8/20/2041, H15T1Y +1.5000% [1]	25,271
	TOTAL ASSET BACKED SECURITIES (Cost $1,159,007)	1,142,218

	COMMERCIAL MORTGAGE BACKED SECURITIES - 1.0%
189,460	Freddie Mac Multifamily Structured Pass Through, 1.58%, 4/25/2022	186,671
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $188,479)	186,671

Eventide Limited-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019
Par Value		Fair Value

	U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 22.4%
$300,000	Federal Farm Credit Banks, 2.68%, 11/2/2020	$300,006
300,000	Federal Farm Credit Banks, 2.35%, 2/12/2021	299,750
250,000	Federal Farm Credit Banks, 2.77%, 7/22/2021	250,031
250,000	Federal Farm Credit Banks, 2.93%, 1/3/2022	250,153
250,000	Federal Farm Credit Banks, 2.15%, 2/8/2022	248,953
300,000	Federal Farm Credit Banks, 2.96%, 5/2/2022	300,095
275,000	Federal Farm Credit Banks, 2.55%, 11/8/2023	273,286
300,000	Federal Farm Credit Banks, 3.47%, 5/7/2024	300,257
300,000	Federal Farm Credit Banks, 2.62%, 3/28/2025	297,006
300,000	Federal Farm Credit Banks, 2.85%, 4/24/2025	300,000
250,000	Federal Home Loan Banks, 2.25%, 10/24/2022	247,878
300,000	Federal Home Loan Banks, 2.50%, 5/30/2023	302,616
150,000	Federal Home Loan Mortgage Corp., 2.38%, 1/13/2022	150,478
250,000	Federal Home Loan Mortgage Corp., 3.00%, 7/29/2022	250,057
225,000	Federal National Mortgage Association, 2.63%, 9/6/2024	228,454
250,000	Tennessee Valley Authority, 2.88%, 9/15/2024	256,054
	TOTAL U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $4,274,887)	4,255,074

	TOTAL INVESTMENTS - 94.0% (Cost $17,814,721)	$17,851,497
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.0%	1,147,394
	TOTAL NET ASSETS - 100.0%	$18,998,891

COF 11 - Cost of Funds Index
H15T1Y - US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
1. Floating rate, rate shown represents the rate at March 31, 2019.

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019
Shares		Fair Value

	COMMON STOCK - 39.5%
	AGRICULTURE - 1.2%
24,000	Bunge Ltd.	$1,273,680

	AUTO MANUFACTURERS - 2.4%
67,000	Honda Motor Co., Ltd. - ADR	1,820,390
29,000	NFI Group, Inc.	719,490
		2,539,880
	AUTO PARTS & EQUIPMENT - 3.8%
14,000	Aptiv PLC	1,112,860
72,500	Cie Generale des Etablissements Michelin SCA - ADR	1,712,088
22,500	Magna International, Inc.	1,095,525
		3,920,473
	BANKS - 2.5%
81,000	First Hawaiian, Inc.	2,110,050
65,000	Nordea Bank - ADR	500,500
		2,610,550
	BUILDING MATERIALS - 1.2%
35,000	Johnson Controls International PLC	1,292,900

	COMMERCIAL SERVICES - 1.5%
36,500	Macquarie Infrastructure Corp.	1,504,530

	ELECTRIC - 7.5%
100,000	Atlantica Yield PLC	1,946,000
30,000	EDP - Energias de Portugal SA - ADR	1,183,050
121,000	EDP Renovaveis SA	1,158,575
115,000	Hydro One Ltd.	1,787,043
70,000	Red Electrica Corp SA - ADR	743,400
60,000	SSE PLC- ADR	932,400
		7,750,468
	ELECTRICAL COMPONENETS & EQUIPMENT - 1.7%
115,000	Schneider Electric SE - ADR	1,799,750

	ENERGY-ALTERNATE SOURCES - 3.4%
50,000	Pattern Energy Group, Inc.	1,100,000
145,000	Terraform Power, Inc.	1,992,300
17,000	Vestas Wind Systems A/S - ADR	477,190
		3,569,490
	ENGINEERING & CONSTRUCTION - 2.1%
90,000	Vinci SA - ADR	2,185,200

	ENVIRONMENTAL CONTROL - 0.5%
30,000	Covanta Holding Corp.	519,300

	INSURANCE - 2.5%
85,000	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen - ADR	2,012,375
30,090	NN Group NV - ADR	623,615
		2,635,990
	MACHINERY-CONSTRUCTION & MINING - 1.9%
105,000	ABB, Ltd. - ADR	1,981,350

	MISCELLANEOUS MANUFACTURING - 2.1%
20,000	Eaton Corp. PLC	1,611,200
5,000	Ingersoll-Rand PLC	539,750
		2,150,950
	OFFICE FURNISHINGS - 1.4%
40,000	Herman Miller, Inc.	1,407,200

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Shares		Fair Value

	COMMON STOCK - 39.5% (Continued)
	RETAIL - 0.9%
151,000	Kingfisher PLC - ADR	$935,445

	SEMICONDUCTORS - 1.5%
38,500	Taiwan Semiconductors Manufacturing Co., Ltd. - ADR	1,576,960

	TELECOMMUNICATIONS - 1.4%
120,000	Nokia OYJ - ADR	686,400
80,000	Telefonaktiebolaget LM Ericsson - ADR	734,400
		1,420,800

	TOTAL COMMON STOCK (Cost $42,581,589)	41,074,916

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 7.2%
5,500	Alexandria Real Estate Equities, Inc.	784,080
100,000	Brandywine Realty Trust	1,586,000
51,155	British Land Co. PLC	399,009
40,000	Granite Point Mortgage Trust, Inc.	742,800
45,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,153,800
80,000	Lexington Realty Trust	724,800
10,500	Liberty Property Trust	508,410
10,500	Prologis, Inc.	755,475
2,000	Public Storage	435,560
6,000	Ventas, Inc.	382,860
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $6,981,657)	7,472,794

	PREFERRED STOCK - 5.8%
	AGRICULTURE - 1.4%
15,000	Bunge, Ltd., 4.88%, Perpetual	1,485,000

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 3.8%
21,500	Annaly Capital Management, Inc., 6.50%, Perpetual, Quarterly US LIBOR +4.1720% [3]	514,710
21,000	Annaly Capital Management, Inc., 6.95%, Perpetual, Quarterly US LIBOR +4.9930% [3]	537,810
1,035	Crown Castle International Corp., 6.88%, 8/1/2020	1,226,268
67,000	Digital Realty Trust, Inc., 7.38%, Perpetual	1,673,660
		3,952,448
	TRANSPORTATION - 0.6%
23,000	Seaspan Corp., 8.00%, Perpetual, Quarterly US LIBOR +5.0080% [3]	573,850

	TOTAL PREFERRED STOCK (Cost $6,014,333)	6,011,298

	LIMITED PARTNERSHIPS - 5.0%
	ELECTRIC - 2.0%
65,000	Brookfield Renewable Partners LP	2,076,750

	ENERGY-ALTERNATIVE SOURCES - 2.0%
45,000	NextEra Energy Partners LP	2,098,800

	GAS - 1.0%
33,000	AmeriGas Partners LP	1,018,710

	TOTAL LIMITED PARTNERSHIPS (Cost $5,234,285)	5,194,260

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Par Value		Fair Value

	CORPORATE BONDS - 25.7%
	ADVERTISING - 0.1%
$125,000	Outfront Media Capital LLC, 5.63%, 2/15/2024	$128,750

	AGRICULTURE - 0.1%
100,000	Bunge Ltd Finance Corp., 3.50%, 11/24/2020	100,521

	AUTO MANUFACTURERS - 0.6%
700,000	Tesla, Inc., 5.30%, 8/15/2025	608,125

	AUTO PARTS & EQUIPMENT - 0.6%
400,000	Lear Corp., 5.25%, 1/15/2025	416,007
175,000	Lear Corp., 5.38%, 3/15/2024	179,844
		595,851
	BANKS - 3.7%
400,000	Bank of America Corp., 3.50%, 5/17/2022, Quarterly US LIBOR +0.6300% [3]	404,811
248,000	Bar Harbor Bank & Trust, 3.00%, 6/27/2019, Quarterly US LIBOR +0.5000% [3]	248,260
320,000	BB&T Corp., 2.63%, 6/29/2020	319,761
750,000	Credit Agricole Corporate & Investment Bank SA, 2.90%, 5/25/2021 [4]	743,925
290,000	First Horizon National Corp., 3.50%, 12/15/2020	291,609
507,000	National Australia Bank Ltd., 3.63%, 6/20/2023	519,703
600,000	Nordea Bank, 3.57%, 8/30/2023, Quarterly US LIBOR +0.9400% [5]	590,373
250,000	SCE Federal Credit Union, 2.75%, 7/24/2023, FCPR DLY -2.5000% [1,3]	251,665
175,000	Synovus Financial Corp., 3.13%, 11/1/2022	173,119
325,000	Toronto-Dominion Bank, 1.85%, 9/11/2020	321,594
		3,864,820
	BIOTECHNOLOGY - 0.8%
400,000	Acorda Therapeutics, Inc., 1.75%, 6/15/2021	355,000
500,000	Medicines Co., 2.75%, 7/15/2023	423,133
		778,133
	BUILDING MATERIALS - 0.9%
300,000	Fortune Brands Home & Security, Inc., 4.00%, 9/21/2023	308,447
100,000	Masco Corp., 4.45%, 4/1/2025	102,779
151,000	Masco Corp., 5.95%, 3/15/2022	161,575
120,000	Masonite International Corp., 5.63%, 3/15/2023 [2]	123,150
265,000	Vulcan Materials Co., 3.28%, 3/1/2021, Quarterly US LIBOR +0.6500% [5]	264,831
		960,782
	COMMERCIAL SERVICES - 1.3%
200,000	Ashtead Capital, Inc., 5.63%, 10/1/2024	207,500
1,000,000	Local Initiatives Support Corp., 3.01%, 3/1/2022	1,002,604
165,000	United Rentals North America, Inc., 5.88%, 9/15/2026	171,187
		1,381,291
	COMPUTERS - 0.4%
375,000	Apple, Inc., 2.85%, 2/23/2023	378,636

	DIVERSIFIED FINANCIAL SERVICES - 2.8%
275,000	Air Lease Corp., 2.13%, 1/15/2020	273,571
275,000	E*TRADE Financial Corp., 2.95%, 8/24/2022	274,533
225,000	Eaton Vance Corp., 3.63%, 6/15/2023	231,594
1,894,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc., 4.13%, 9/1/2022	1,921,226
225,000	Intercontinental Exchange, Inc., 3.75%, 12/1/2025	234,015
		2,934,939
	ELECTRIC - 1.7%
500,000	Avangrid, Inc., 3.15%, 12/1/2024	494,500
250,000	Clearway Energy Operating LLC, 5.00%, 9/15/2026	239,375
250,000	Clearway Energy Operating LLC, 5.38%, 8/15/2024	250,625
350,000	Duke Energy Carolinas LLC, 3.35%, 5/15/2022	360,758
375,000	MidAmerican Energy Co., 3.10%, 5/1/2027	377,341
		1,722,599
	ENERGY-ALTERNATIVE SOURCES - 0.1%
100,000	Pattern Energy Group, Inc., 4.00%, 7/15/2020	100,688

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019
Par Value		Fair Value

	CORPORATE BONDS - 25.7% (Continued)
	ENGINEERING & CONSTRUCTION - 0.2%
$170,000	MasTec, Inc., 4.88%, 3/15/2023	$171,488

	HOME BUILDERS - 0.1%
100,000	Lennar Corp., 4.75%, 4/1/2021	102,125

	INSURANCE - 0.7%
250,000	Aflac, Inc., 3.25%, 3/17/2025	253,384
250,000	Primerica, Inc., 4.75%, 7/15/2022	263,226
250,000	UNUM Group, 4.00%, 3/15/2024	253,692
		770,302
	INTERNET - 0.2%
175,000	VeriSign, Inc., 5.25%, 4/1/2025	183,969

	IRON/STEEL - 0.2%
250,000	Steel Dynamics, Inc., 5.25%, 4/15/2023	255,000

	MACHINERY-DIVERSIFIED - 0.1%
100,000	Roper Technologies, Inc., 3.80%, 12/15/2026	101,260

	MULTI - NATIONAL - 0.3%
325,000	European Investment Bank, 2.50%, 10/15/2024	326,870

	PACKAGING & CONTAINERS - 0.1%
125,000	Sealed Air Corp., 5.13%, 12/1/2024	130,120

	PHARMACEUTICALS - 1.7%
250,000	AbbVie, Inc., 2.50%, 5/14/2020	249,310
1,200,000	Dermira, Inc., 3.00%, 5/15/2022	1,065,297
500,000	Theratechnologies, Inc., 5.75%, 6/30/2023 [1,2,7]	442,500
		1,757,107
	PIPELINES - 0.1%
100,000	Columbia Pipeline Group, Inc., 3.30%, 6/1/2020	100,433

	PRIVATE EQUITY - 1.8%
200,000	Hercules Capital, Inc., 4.38%, 2/1/2022	195,834
1,750,000	Hercules Capital, Inc., 4.63%, 10/23/2022	1,713,504
		1,909,338
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 5.2%
350,000	Alexandria Real Estate Equities, Inc., 3.80%, 4/15/2026	355,304
350,000	Brandywine Operating Partnership LP, 3.95%, 2/15/2023	357,763
250,000	Brandywine Operating Partnership LP, 4.10%, 10/1/2024	254,482
250,000	Crown Castle International Corp., 3.65%, 9/1/2027	246,068
600,000	Crown Castle International Corp., 5.25%, 1/15/2023	644,251
250,000	Digital Realty Trust LP, 2.75%, 2/1/2023	244,931
250,000	Digital Realty Trust LP, 5.25%, 3/15/2021	259,184
100,000	HCP, Inc., 4.00%, 12/1/2022	102,779
250,000	HCP, Inc., 4.00%, 6/1/2025	257,565
200,000	Healthcare Trust of America, 2.95%, 7/1/2022	198,001
230,000	Highwoods Realty LP, 3.20%, 6/15/2021	229,442
350,000	Kilroy Realty LP, 4.75%, 12/15/2028	371,726
320,000	Lexington Realty Trust, 4.40%, 6/15/2024	322,884
250,000	Mid-America Apartments LP, 3.60%, 6/1/2027	248,746
245,000	Public Storage, 2.37%, 9/15/2022	242,564
215,000	Simon Property Group LP, 3.75%, 2/1/2024	223,548
265,000	Tanger Properties, 3.88%, 7/15/2027	256,384
250,000	Washington Real Estate Investment Trust, 3.95%, 10/15/2022	255,937
290,000	Welltower, Inc., 4.50%, 1/15/2024	305,914
50,000	WP Carey, Inc., 4.60%, 4/1/2024	52,008
		5,429,481

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019
Par Value		Fair Value

	CORPORATE BONDS - 25.7% (Continued)
	RETAIL - 0.5%
$250,000	AutoNation, Inc., 3.50%, 11/15/2024	$242,605
160,000	AutoZone, Inc., 4.00%, 11/15/2020	161,986
160,000	Penske Auto Group, Inc., 5.75%, 10/1/2022	163,400
		567,991
	SEMICONDUCTORS - 0.2%
150,000	Amkor Technology, Inc., 6.38%, 10/1/2022	152,910

	TELECOMMUNICATIONS - 0.7%
300,000	Telefonaktiebolaget LM Ericsson, 4.13%, 5/15/2022	304,851
400,000	Verizon Communications, Inc., 3.88%, 2/8/2029	409,950
		714,801
	TEXTILES - 0.3%
300,000	Mohawk Industries, Inc., 3.85%, 2/1/2023	309,672

	TRANSPORTATION - 0.2%
188,000	XPO Logistics, Inc., 6.50%, 6/15/2022	192,230

	TOTAL CORPORATE BONDS (Cost $26,644,861)	26,730,232

	MUNICIPAL BONDS - 3.0%
	CALIFORNIA - 0.9%
200,000	City of Los Angeles CA Wastewater System Revenue, 3.69%, 6/1/2032	206,945
100,000	City of Napa CA Solid Waste Revenue, 2.33%, 8/1/2025	96,013
675,000	San Francisco City & County Redevelopment Agency, 3.53%, 8/1/2025	694,541
		997,499
	CONNECTICUT - 0.3%
400,000	State of Connecticut, 2.70%, 9/1/2022	397,438

	HAWAII - 0.1%
150,000	City & County of Honolulu, HI, 2.52%, 10/1/2026	147,194

	ILLINOIS - 0.5%
500,000	Kane Cook & DuPage etc Counties Community College, 5.63%, 12/15/2031	524,358

	MASSACHUSETTS - 0.3%
30,000	Town of Lancaster, MA, 2.85%, 9/15/2019	29,971

	MICHIGAN - 0.0%
25,000	County of Ottawa, MI, 7.00%, 5/1/2027	25,086
20,000	Fraser Public School District, 5.45%, 5/1/2020	20,296
		45,382
	NEW JERSEY - 0.3%
315,000	Mainland Regional High School District, 5.38%, 10/15/2025	319,489

	NEW YORK - 0.0%
25,000	City of Auburn, NY, 2.63%, 3/1/2020	24,846

	PENNSYLVANIA - 0.4%
400,000	Commonwealth of Pennsylvania, 5.35%, 5/1/2030	411,420

	TEXAS - 0.2%
235,000	Dallas County Schools, 3.45%, 12/1/2022 [1]	226,775

	TOTAL MUNICIPAL BONDS (Cost $3,165,001)	3,124,372

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019
Par Value		Fair Value

	ASSET BACKED SECURITIES - 8.3%
$553,714	FGLMC Collateral, 3.00%, 10/1/2032	$559,344
536,242	FGLMC Collateral, 3.00%, 12/1/2032	541,695
521,687	FGLMC Collateral, 3.00%, 2/1/2041	522,136
438,671	FGLMC Collateral, 3.50%, 11/1/2044	447,052
517,242	FGLMC Collateral, 3.50%, 2/1/2048	525,769
358,188	FGLMC Collateral, 4.00%, 5/1/2032	370,421
172,375	FGLMC Collateral, 4.00%, 11/1/2044	178,183
402,672	FGLMC Collateral, 4.00%, 11/1/2045	416,158
439,962	FNMA Collateral, 3.00%, 11/1/2032	444,195
560,874	FNMA Collateral, 3.00%, 7/1/2043	561,703
472,067	FNMA Collateral, 3.00%, 11/1/2046	470,199
390,162	FNMA Collateral, 3.50%, 6/1/2027	400,350
481,599	FNMA Collateral, 3.50%, 1/1/2046	490,062
367,746	FNMA Collateral, 3.50%, 9/1/2047	373,547
451,861	FNMA Collateral, 4.00%, 7/1/2033	465,663
312,187	FNMA Collateral, 4.00%, 9/1/2047	322,791
415,050	FNMA Collateral, 4.00%, 11/1/2047	429,148
485,708	FNMA Collateral, 4.00%, 9/1/2048	500,797
216,996	FNMA Collateral, 4.50%, 6/1/2044	229,510
127,988	GNMA2 Collateral, 3.00%, 1/20/2046	128,973
106,861	GNMA2 Collateral, 3.50%, 11/20/2045	109,535
243,510	Option One Mortgage Loan Trust, 3.17%, 11/25/2034, Monthly US LIBOR +0.6800% [5]	234,481
	TOTAL ASSET BACKED SECURITIES (Cost $8,697,848)	8,721,712

	COMMERCIAL MORTGAGE BACKED SECURITIES - 0.0%
3,003	WFRBS Commercial Mortgage Trust 2014-LC14, 2.86%, 3/15/2047	3,000
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $3,098)	3,000

Shares

	SHORT-TERM INVESTMENTS - 0.6%
618,264	Fidelity Investments Money Market Fund - Institutional Class, 2.30% [6]	618,264
	TOTAL SHORT-TERM INVESTMENTS (Cost $618,264)	618,264

	TOTAL INVESTMENTS - 95.1% (Cost $99,940,936)	$98,950,848
	LIABILITIES IN EXCESS OF OTHER ASSETS - 4.9%	5,075,589
	TOTAL NET ASSETS - 100.0%	$104,026,437
ADR - American Depositary Receipts
FCPR - Federal Reserve Bank Prime Loan Rate US
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
1. Illiquid security. As of March 31, 2019 represented 0.89% of Total Net Assets.
2. 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 4.29% of total net assets. The securities may be resold in transactions exempt from registration typically only to a qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
3. Variable rate, rate shown represents the rate at March 31, 2019.
4. STEP Securities
5. Floating rate, rate shown represents the rate at March 31, 2019.
6. Interest rate reflects seven-day effective yield on March 31, 2019.
7. Restricted security. See Note 6.

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation — Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2019 for the Fund's assets and liabilities measured at fair value:

Eventide Gilead Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks **	$1,865,948,420	$-	$-	$1,865,948,420
Limited Partnerships	34,280,400	-	-	34,280,400
Preferred Stock	-	11,180,799	42,916,280	54,097,079
Warrants	-	868,760	-	868,760
Real Estate Investment Trust (REITs)	62,834,200	-	-	62,834,200
Short-Term Investments	10,579,677	-	-	10,579,677
Total	$1,973,642,697	$12,049,559	$42,916,280	$2,028,608,536

Eventide Global Dividend Opportunities Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks **	$9,809,339	$-	$-	$9,809,339
Limited Partnerships	396,440	-	-	396,440
Preferred Stock	247,500	-	-	247,500
Real Estate Investment Trust (REITs)	1,628,111	-	-	1,628,111
Short-Term Investments	100,449	-	-	100,449
Total	$12,181,839	$-	$-	$12,181,839

Eventide Healthcare & Life Sciences Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks **	$865,680,884	$-	$-	$865,680,884
Preferred Stock	-	15,976,665	32,133,755	48,110,420
Warrants	-	1,253,832	-	1,253,832
Short-Term Investments	18,237,167	-	-	18,237,167
Total	$883,918,051	$17,230,497	$32,133,755	$933,282,303

Eventide Limited-Term Bond Fund
Assets *	Level 1	Level 2	Level 3	Total
Preferred Stock	$1,342,986	$-	$-	$1,342,986
Bonds	-	7,436,962	-	7,436,962
Municipal Bonds	-	1,442,284	-	1,442,284
Asset Backed Securities	-	1,142,218	-	1,142,218
Commercial Mortgaged Obligations	-	2,045,302	-	2,045,302
Commercial Mortgage Backed Securities	-	186,671	-	186,671
U.S. Government & Agency Obligations	-	4,255,074	-	4,255,074
Total	$1,342,986	$16,508,511	$-	$17,851,497

Eventide Multi-Asset Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks **	$41,074,916	$-	$-	$41,074,916
Real Estate Investment Trust (REITs)	7,472,794	-	-	7,472,794
Preferred Stock	6,011,298	-	-	6,011,298
Limited Partnerships	5,194,260	-	-	5,194,260
Bonds	-	26,730,232	-	26,730,232
Municipal Bonds	-	3,124,372	-	3,124,372
Asset Backed Securities	-	8,721,712	-	8,721,712
Commercial Mortgage Backed Securities	-	3,000	-	3,000
Short-Term Investments	618,264	-	-	618,264
Total	$60,371,532	$38,579,316	$-	$98,950,848

** For a detailed break-out of common stock by industry classification, please refer to the Schedule of Investments

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

The following is a reconciliation of assets in which level 3 inputs were used in determining value:
Eventide Gilead Fund
		Preferred Stock	Total
Beginning Balance 6/30/2018		$4,625,906	$4,625,906
Total realized gain (loss)		-	-
Appreciation (Depreciation)		(2,258,751)	(2,258,751)
Cost of Purchases		65,175,063	65,175,063
Proceeds from Sales		-	-
Net transfers in/out of level 3		(24,625,938)	(24,625,938)
Ending Balance 3/31/2019		$42,916,280	$42,916,280

Eventide Healthcare & Life Sciences Fund
		Preferred Stock	Total
Beginning Balance 6/30/2018		$7,310,844	$7,310,844
Total realized gain (loss)		-	-
Appreciation (Depreciation)		(2,169,722)	(2,169,722)
Cost of Purchases		43,825,021	43,825,021
Proceeds from Sales		-	-
Net transfers in/out of level 3		(16,832,388)	(16,832,388)
Ending Balance 3/31/2019		$32,133,755	$32,133,755

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Beta Bionic Series B preferred stock are as follows (1) recent investor transactions in the company (2) updates from the company including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Peloton Therapeutics preferred stock are as follows (1) recent investor transactions in the company (2) updates from the company including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Pliant Therapeutics,Inc. preferred stock are as follows (1) recent investor transactions in the company (2) updates from the company including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Goldfinch Biopharma,inc. preferred stock are as follows (1) recent investor transactions in the company (2) updates from the company including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.
The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Karuna Pharmaceuticals,Inc. preferred stock are as follows (1) recent investor transactions in the company (2) updates from the company including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

Portfolio Concentration Risk - The Eventide Healthcare & Life Sciences Fund invests primarily in equity and equity-related securities of companies in the healthcare and life sciences sectors that derive or are expected to derive 50% or more of their revenue from healthcare and life science products and services including, but not limited to, biotechnology, pharmaceuticals, diagnostics, life science tools, medical devices, healthcare information technology, healthcare services, synthetic biology, agricultural and environmental management, and pharmaceutical manufacturing products and services. Because of its focus on healthcare and life science companies, the Eventide Healthcare & Life Sciences Fund’s investment performance will be closely tied to many factors which affect those companies. As a result, the Eventide Healthcare & Life Sciences Fund’s net asset value is more likely to have greater fluctuations than that of a fund which invests in other industries.

Option Risk - The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. During the period ended March 31, 2018, the Multi-Asset Income Fund had realized gain of $56,646 from options contracts. The unrealized depreciation on written option contracts subject to equity price risk amounted to $14,593 and serves as an indicator of the volume of derivative activity for the Fund during the period.

The notional value of the option contracts disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended March 31, 2019 is a reflection of the volume of derivative activity for the respective Fund.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. Each Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. The Funds will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of a Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at March 31, 2019, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Eventide Gilead Fund	$1,326,156,076	$749,580,579	$(47,128,119)	$702,452,460
Eventide Global Dividend Opportunities Fund	12,252,717	711,335	(782,213)	(70,878)
Eventide Healthcare & Life Sciences Fund	707,133,956	278,781,940	(52,633,593)	226,148,347
Eventide Limited-Term Bond Fund	17,814,721	134,258	(97,482)	36,776
Eventide Multi-Asset Fund	99,270,263	4,783,622	(5,103,037)	(319,415)